--------------------------------------------------------
COLONIAL MASSACHUSETTS TAX-EXEMPT FUND Semiannual report
--------------------------------------------------------
July 31, 1998






                                [graphic omitted]

                            ---------------------------
                            Not FDIC  May Lose Value
                            Insured   No Bank Guarantee
                            ---------------------------

--------------------------------------------------------------------------------
                COLONIAL MASSACHUSETTS TAX-EXEMPT FUND HIGHLIGHTS

                        FEBRUARY 1, 1998 - JULY 31, 1998
INVESTMENT OBJECTIVE: Colonial Massachusetts Tax-Exempt Fund seeks as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal and Massachusetts state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds.

PORTFOLIO MANAGER COMMENTARY: "The Fund was positioned for a declining interest rate environment. Interest rates varied considerably, but were essentially unchanged between the beginning and the end of the period. While the lack of a strong market direction restrained performance of the portfolio's more interest rate sensitive bonds, Massachusetts' strong economy, fiscal management and financial reserves supported the prices of many of the Fund's holdings."
                                                                  - Gary Swayze

               COLONIAL MASSACHUSETTS TAX-EXEMPT FUND PERFORMANCE

                                                CLASS A    CLASS B     CLASS C
Inception dates                                 4/10/87     6/8/92     8/1/97
--------------------------------------------------------------------------------
Distributions declared per share(1)              $0.250     $0.218     $0.231
--------------------------------------------------------------------------------
SEC yields on 7/31/98(2)                          3.78%      3.21%      3.51%
--------------------------------------------------------------------------------
Taxable-equivalent SEC yields(3)                  7.11%      6.04%      6.60%
--------------------------------------------------------------------------------
Six-month total returns, assuming reinvestment    1.75%      1.35%      1.51%(4)
of all distributions and no sales charge or
contingent deferred sales charge (CDSC)
--------------------------------------------------------------------------------
Net asset value per share on 7/31/98              $7.99      $7.99      $7.99
--------------------------------------------------------------------------------
(1) A portion of the Fund's income may be subject to the alternative minimum tax.
(2) The 30-day SEC yields on July 31, 1998, reflect the portfolio's earning power, net of expenses, and is expressed as an annualized percentage of the public offering price at the end of the period. If the Distributor had not waived certain Fund expenses, the SEC yield for Class C shares would have been 3.20%.
(3) Taxable-equivalent SEC yields are based on the combined maximum effective 46.8% federal and Massachusetts income tax rate. This rate will decrease to 43.2% for tax years after 1998.
(4) Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income and will be taxable when distributed.

Quality Breakdown (as of 7/31/98)         Top Five Sectors (as of 7/31/98)
--------------------------------------    --------------------------------------
AAA ............................ 51.9%    General Obligations ............ 23.0%
AA ............................. 15.6%    Refunded ....................... 15.8%
A .............................. 16.5%    Water & Sewer .................. 12.8%
BBB ............................  5.4%    Education ....................... 9.7%
Non-rated ...................... 10.1%    Hospital ........................ 8.0%
Short-term obligations .........  0.5%

Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and sector breakdowns in the future.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                    ----------------------------

                                                    [Photo of Stephen E. Gibson]

                                                    ----------------------------


In June 1998, Harold Cogger retired as president of Colonial Massachusetts Tax-Exempt Fund. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Fund, I am pleased to present the semiannual report for Colonial Massachusetts Tax-Exempt Fund for the six-month period ended July 31, 1998.

Conditions for fixed-income investments varied during the period. Early on, interest rates were volatile, based on uncertainty over the effects of the Asian economic crisis on the U.S. economy. However, reports of stronger-than-expected economic growth during the spring had investors fearing the Federal Reserve Board might raise rates. In response, bond prices fell. This environment prevailed until the final months of the period, when weaker economic numbers hinting at slower growth encouraged fixed-income investors.

The tax-exempt bond market experienced price volatility similar to that of the broader U.S. government bond market. Early in the period, declines in long-term interest rates that occurred in the fourth quarter of 1997 helped stimulate the supply of municipal bonds. Many issuers rushed to take advantage of low rates to refinance existing higher-coupon debt, as well as to finance new projects. The market found it difficult to absorb the unusually large increase in supply and prices declined early in 1998. During this period, municipal bond yields became very attractive in comparison to Treasury bonds. The increased investor demand that followed helped push municipal bond prices higher towards the end of July.

For investors seeking competitive levels of tax-free income and the potential for long-term price appreciation, Colonial Massachusetts Tax-Exempt Fund remains a suitable option for their investment portfolios.

Respectfully,

/s/ Stephen E. Gibson
    President
    September 11, 1998

Because market conditions change frequently, there can be no assurance that the trends discussed above or on the following pages will continue.
--------------------------------------------------------------------------------

                           PORTFOLIO MANAGEMENT REPORT

GARY SWAYZE is portfolio manager of Colonial Massachusetts Tax-Exempt Fund and is vice president of Colonial Management Associates, Inc.

VARIABLE ECONOMIC AND MARKET CONDITIONS PREVAILED
Conditions for fixed-income investments varied during the period as investors weighed the fundamental strength of the U.S. economy against the potential for an economic slowdown caused by the crisis in Southeast Asia. Market sentiment regarding the likelihood of an interest rate increase by the Federal Reserve Board changed several times during the period. Uncertainty about the domestic economy's ability to produce continued growth without inflation caused bond prices to alternately rise and fall for much of the period. Bond prices rallied modestly near the end of July as the Federal Reserve Board signaled that no change in interest rates was imminent.

Like the broader bond market, the tax-exempt market also experienced alternately declining and rising prices. Supply and demand factors contributed to this volatility. Declines in long-term interest rates during the fourth quarter of 1997 led to an increased supply of municipal bonds that the market initially found difficult to absorb. However, as prices declined, investor demand increased again, pushing prices back up during the second half of the period.

FUND WAS POSITIONED TO BENEFIT FROM DECLINING INTEREST RATES
Based on our long-term outlook for low inflation and modest economic growth, we structured the portfolio to take advantage of a potential decline in interest rates. During the last half of 1997, the portfolio benefited from its holdings in discount and non-callable bonds, which tend to perform well in a declining-rate environment. However, in the most recent six-month period, bond prices were volatile, reflecting investors' changing expectations about the strength and direction of the nation's economy. This vacillating bond market had a somewhat dampening effect on the performance of the Fund's discount and non-callable holdings. Some of our best performing bonds during the period were securities issued by non-rated nursing homes. In addition to providing high income to the Fund, improved financial performance of these issuers resulted in an increase in the prices of the bonds.

For the six months ended July 31, 1998, the total return for Class A shares was 1.75%, based on net asset value. This placed the Fund above average for Massachusetts tax-exempt funds as measured by Lipper Analytical Services, Inc. The average Massachusetts fund total return was 1.58%.(1)

NO HALT TO MASSACHUSETTS' ECONOMIC EXPANSION
There has been no visible slowdown to the Commonwealth's economic boom. All indicators during the period were positive: the unemployment rate continues to be lower than that of the nation; job creation is strong with almost half a million jobs added since the peak of the recession in 1991; and consumer confidence is at an all-time high. This has translated into strong increases for personal income, as well as corporate and sales tax revenues. We do not have any cause to believe that the state's expansion will not continue, particularly as long as the high-tech and financial service industries remain prosperous.

OUTLOOK FOR A POSITIVE ECONOMIC AND MARKET ENVIRONMENT
Our long-term outlook remains positive. We expect that low inflation and modest economic growth will continue. Sustained high levels of productivity and global competition are likely to keep inflation pressure low. The economic slowdown in Asia should keep the U.S. economy from growing too fast. The current federal budget surplus may limit the government's need to borrow money, and thus, the need to issue Treasury securities. This could help create higher demand for alternative fixed-income investments, including tax-exempt bonds.

Considering these factors, the Fund will remain positioned for a declining interest rate environment. However, we do anticipate some variability in interest rates in the months to come. Therefore, we will continue to actively manage all aspects of the Fund to decrease the potential negative effects of rate volatility.

(1) Source: Lipper Analytical Services, Inc. Lipper rankings are based on the Lipper Massachusetts Municipal Debt category. The Fund's Class A share ranking is in the second quartile for the six-month period (ranked 22nd out of 57 funds); in the second quartile for the one-year period (ranked 25th out of 56 funds); in the first quartile for the five-year period (ranked 6th out of 27 funds); and in the second quartile for the ten-year period (ranked 6th out of 16 funds). Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot guarantee future results.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       COLONIAL MASSACHUSETTS TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE VS.
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
                    Growth of $10,000 from 7/31/88 - 7/31/98
--------------------------------------------------------------------------------
                        CLASS A SHARES
                     Based on NAV and POP

                          NAV            POP           LEHMAN
July 31, 1988           $10,000        $ 9,525        $10,000
October 31, 1988         10,357          9,865         10,369
January 31, 1989         10,605         10,101         10,594
April 28, 1989           10,709         10,200         10,697
July 31, 1989            11,055         10,529         11,218
October 31, 1989         11,033         10,514         11,210
January 31, 1990         11,226         10,693         11,445
April 30, 1990           11,180         10,649         11,467
July 31, 1990            11,784         11,225         11,995
October 31, 1990         11,657         11,103         12,042
January 31, 1991         12,158         11,581         12,503
April 30, 1991           11,512         11,918         12,785
July 31, 1991            12,821         12,212         13,043
October 31, 1991         13,240         12,611         13,507
January 31, 1992         13,570         12,925         13,867
April 30, 1992           13,735         13,083         14,000
July 31, 1992            14,596         13,902         14,835
October 30, 1992         14,347         13,666         14,641
January 29, 1993         15,044         14,329         15,230
April 30, 1993           15,589         14,848         15,772
July 30, 1993            15,939         15,181         16,146
October 29, 1993         16,473         15,690         16,702
January 31, 1994         16,829         16,029         17,098
April 29, 1994           15,902         15,146         16,112
July 29, 1994            16,244         15,473         16,449
October 31, 1994         15,648         14,905         15,975
January 31, 1995         16,241         14,469         16,489
April 28, 1995           16,878         16,076         17,184
July 31, 1995            17,182         16,366         17,744
October 31, 1995         17,919         17,068         18,345
January 31, 1996         18,660         17,774         18,971
April 30, 1996           18,015         17,159         18,550
July 31, 1996            18,375         17,502         18,914
October 31, 1996         18,860         17,965         19,391
January 31, 1997         19,113         18,206         19,700
April 30, 1997           19,222         18,309         19,780
July 31, 1997            20,277         19,314         20,854
October 31, 1997         20,431         19,460         21,038
January 30, 1998         21,013         20,015         21,692
April 30, 1998           20,898         19,906         21,620
July 31, 1998            21,382         20,366         22,103
--------------------------------------------------------------------------------

                 GROWTH OF A $10,000 INVESTMENT MADE ON 7/31/88
                                  As of 7/31/98
--------------------------------------------------------------------------------
          CLASS A                    CLASS B                       CLASS C
      NAV        POP            NAV       w/CDSC               NAV      w/CDSC
--------------------------------------------------------------------------------
    $21,382    $20,366        $20,430     $20,430            $21,284    $21,284
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                                  As of 7/31/98
--------------------------------------------------------------------------------
                          CLASS A           CLASS B               CLASS C
INCEPTION                 4/10/87            6/8/92                8/1/97
                        NAV     POP        NAV    w/CDSC       NAV      w/CDSC
--------------------------------------------------------------------------------
1 year                 5.45%   0.44%      4.65%   (0.30)%     4.97%     3.98%
--------------------------------------------------------------------------------
5 years                6.05    5.02       5.26     4.93       5.95      5.95
--------------------------------------------------------------------------------
10 years               7.90    7.37       7.41     7.41       7.85      7.85
--------------------------------------------------------------------------------
Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 4.75% for Class A shares. The CDSC returns reflect the maximum charges of 5% for one year and 2% for five years for Class B shares, and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.
--------------------------------------------------------------------------------

                              INVESTMENT PORTFOLIO
                     JULY 31, 1998 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 97.3%                                     PAR         VALUE
--------------------------------------------------------------------------------
 EDUCATION - 12.6%
  EDUCATION - 9.5%
  State College Building Authority,
   Southeastern University,
   Series 1995 A,
                                5.750%      05/01/16       $1,250      $  1,323
  State Health & Educational Facilities Authority:
   Amherst College, Series E,
                                6.800%      11/01/21          500           550
   Bentley College, Series 1998 J,
                                5.000%      07/01/23        1,550         1,505
   Community Colleges Program, Series A,
                                6.600%      10/01/22        1,250         1,390
   Harvard University, Series N,
                                6.250%      04/01/20        2,250         2,626
   Northeastern University, Series 1998 G,
                                5.000%      10/01/22        3,840         3,730
   Stonehill College, Series 1998 G,
                                5.250%      07/01/28        1,000         1,001
  State Industrial Finance Agency:
   Babson College, Series 1992 A,
                                6.375%      10/01/09        1,000         1,098
   Cambridge Friends School, Series 1998,
                                5.750%      09/01/18        1,000         1,017
   College of the Holy Cross,
                                5.500%      03/01/05        1,375         1,467
   Concord Academy, Series 1997,
                                5.500%      09/01/27        1,250         1,254
   Emerson College, Series 1991 A,
                                8.900%      01/01/18          500           547
   St John's High School, Series 1998,
                                5.700%      06/01/18        1,000         1,029
   Tabor Academy, Series 1998,
                                5.400%      12/01/18        1,000         1,002
   Tufts University, Series 1998 H,
                                5.000%      02/15/18        1,500         1,465
   Wentworth Institute of Technology,
   Series 1998,
                                5.750%      10/01/28        1,650         1,677
                                                                      ---------
                                                                         22,681
                                                                      ---------
  STUDENT LOAN - 3.1%
  New England Educational Loan Marketing
   Corp., Series 1993-A,
                                5.700%      07/01/05        5,000         5,244
  State Educational Financing Authority,
   Issue E,
                                5.650%      07/01/10        2,000         2,117
                                                                      ---------
                                                                          7,361
                                                                      ---------
--------------------------------------------------------------------------------
 HEALTHCARE - 13.3%
  HOSPITAL - 7.8%
  State Health & Educational Facilities Authority:
   Berkshire Health System, Series C,
                                6.000%      10/01/20        1,000         1,039
   Catholic Health East, Series 1998 B,
                                5.000%      11/15/28        1,000           956
   Children's Hospital, Series E,
                                6.200%      10/01/16        2,000         2,162
   Dana-Farber Cancer Institute:
    Series C,
                                6.650%      12/01/15          250           270
    Series 1995 G1,
                                5.500%      12/01/27        5,000         5,106
   Hallmark Health Systems, Series 1997 A,
                                5.000%      07/01/27        1,000           956
   Milford-Whitinsville Regional Hospital, Series C,
                                5.375%      07/15/28          500           483
   Newton-Wellsley Hospital, Series 1997 G,
                                6.000%      07/01/12        1,000         1,095
   Spaulding Rehabilitation Hospital, Series A,
                                7.625%      07/01/21          400           409
   The Medical Center of Central Mass., Series A,
                                7.000%      07/01/12        1,000         1,084
   University Hospital, Series C,
                                7.250%      07/01/19        1,000         1,080
   Youville House Project,
                                5.950%      02/15/17          500           530

  State Industrial Finance Agency,
   Massachusetts Biomedical Research Corp.:
    Series A-2,
                                   (a)      08/01/08        2,000         1,243
    Series 1989 A2,
                                   (a)      08/01/10        4,000         2,200
                                                                      ---------
                                                                         18,613
                                                                      ---------

  INTERMEDIATE CARE FACILITIES - 0.2%
  State Health & Educational
   Facilities Authority,
   Corporation for Independent Living,
                                8.100%      07/01/18          290           326
                                                                      ---------
  LIFECARE - 0.9%
  State Industrial Development
   Finance Authority,
   Springhouse, Inc., Series 1988,
                                5.875%      07/01/18        1,200         1,200
  State Industrial Finance Agency,
   Reeds Landing Project,
                                7.750%      10/01/00        1,000         1,015
                                                                      ---------
                                                                          2,215
                                                                      ---------

  NURSING HOME - 4.4%
  Boston,
   St. Joseph Nursing Care Center, Inc.,
   Series 1990,
                               10.000%      01/01/20(b)       485           528
  State Health & Educational
   Facilities Authority,
   Deutsches Altenheim, Inc., Series A,
                                7.700%      11/01/31          970         1,038
  State Industrial Finance Agency:
   American Health Foundation Inc.,
   Series 1989,                10.125%       03/0119(c)     1,740         1,305

   Belmont Home Care,
   Series 1995 A,               9.270%      01/01/25        2,000         2,318

   Chelsea Jewish Nursing Home, Series A,
                                6.500%      08/01/37        1,000         1,111
   GF/Massachusetts Inc.,
   Series 1994,                 8.300%      07/01/23        2,415         2,729

   Seacoast Nursing Home,
   Series 1991,                 9.625%      12/01/21        1,285         1,476
                                                                      ---------
                                                                         10,505
                                                                      ---------
--------------------------------------------------------------------------------
 HOUSING - 4.4%
  MULTI-FAMILY - 2.2%
  Boston,
   Mt. Pleasant Housing Development Corp.,
   Series A,
                                6.750%      08/01/23        1,630         1,727
  State Housing Finance Agency:
   Series 1990 A,
                                8.150%      02/01/29          135           143
   Series 1992 C,
                                6.875%      11/15/11        3,000         3,264
                                                                      ---------
                                                                          5,134
                                                                      ---------

  SINGLE FAMILY - 2.2%
  State Housing Finance Agency:
   Series 8,
                                7.700%      06/01/17          575           588
   Series 9,
                                8.100%      12/01/21          285           293
   Series 13,
                                7.950%      06/01/23        1,180         1,243
   Series 18,
                                7.350%      12/01/16        1,000         1,058
   Series 1997,
                                5.600%      06/01/30        2,000         2,031
                                                                      ---------
                                                                          5,213
                                                                      ---------
--------------------------------------------------------------------------------
 OTHER - 15.5%
  REFUNDED/ESCROWED (d)
  Commonwealth of Puerto Rico,
   Series 1994,
                                6.500%      07/01/23        5,000         5,658
  Fall River,
                                7.200%      06/01/10(e)     1,250         1,379
  Holyoke,
   School Project Loan,
                                7.650%      08/01/09          500           559
  Leominster,
                                7.500%      04/01/09        1,075         1,158
  Lynn,
                                7.850%      01/15/11        1,000         1,154
  Mansfield,
                                6.700%      01/15/11        1,000         1,101
  Massachusetts Bay Transportation Authority,
   General Transportation System,
   Series 1990-B,
                                7.875%      03/01/21(e)     4,000         4,449
  State:
   Series 1991 B,
                                6.500%      08/01/11        1,140         1,241
   Series 1991 C,
                                6.500%      08/01/11          800           870
  State Health & Educational
   Facilities Authority:
   Berklee College of Music, Series C,
                                6.875%      10/01/21        1,000         1,103
   Capital Asset Program, Series 1989 F,
                                7.300%      10/01/18          750           805
   Charlton Memorial Hospital, Series B:
                                7.250%      07/01/07          500           553
                                7.250%      07/01/13          500           553
   Cooley Dickinson Hospital, Series A,
                                7.125%      11/15/18        1,850         2,116
   Deaconess Hospital,
                                7.200%      04/01/22        2,500         2,744
   Fairview Extended Care Service, Inc., Series A,
                               10.250%      01/01/21          500           584
   Framingham Union Hospital, Series B,
                                8.500%      07/01/20        1,000         1,104
   Lowell General Hospital, Series 1991 A,
                                8.400%      06/01/11          500           566
   St. John's Hospital, Series 1990 B,
                                8.375%      12/01/20          500           558
   Winchester Hospital, Series C,
                                7.550%      07/01/11          500           556
   Worcester Polytechnic Institute, Series E:
                                6.625%      09/01/17          500           554
                                6.750%      09/01/11          500           557
  State Industrial Finance Agency,
   Mary Ann Morse Nursing Home, Inc.:
   Series 1990,
                                9.000%      10/01/20          475           532
   Series 1991 I,
                               10.000%      01/01/21          925         1,075
  State Turnpike Authority,
   Series 1993 A,
                                5.000%      01/01/20        5,000         5,012
  University of Massachusetts
   Building Authority,
   Series 1976 A,
                                7.500%      05/01/11           95           113
  Virgin Islands Public Finance
   Authority,
   Series 1992 A,
                                7.000%      10/01/02          250           278
                                                                      ---------
                                                                         36,932
                                                                      ---------
--------------------------------------------------------------------------------
 OTHER REVENUE - 0.7%
  INDUSTRIAL
  State Industrial Finance Agency,
   House of Bianchi, Inc.,
                                8.750%      06/01/18        1,700         1,751
                                                                      ---------
--------------------------------------------------------------------------------
 RESOURCE RECOVERY - 2.1%
  DISPOSAL - 1.9%
  Boston Industrial Development
   Finance Authority,
   Jet-A-Way, Inc.,
                               10.500%      01/01/11          200           225
  State Industrial Finance Agency:
   Massachusetts Environmental Services,
   Series 1994 A,
                                8.750%      11//01/21(c)    2,935         2,348
   Peabody Monofill Associates, Inc.,
   Series 1995,
                                9.000%      09/01/05        1,845         2,050
                                                                      ---------
                                                                          4,623
                                                                      ---------

  RESOURCE RECOVERY - 0.2%
  Agawam,
   Springfield Resource Recovery Project,
   Series 1986,
                                8.500%      12/01/08          475           486
                                                                      ---------
--------------------------------------------------------------------------------
 TAX-BACKED - 29.7%
  LOCAL APPROPRIATED - 0.5%
   Plymouth County Correctional Facility,
   Series A,
                                7.000%      04/01/22        1,000         1,115
                                                                      ---------

  LOCAL GENERAL OBLIGATIONS - 7.7%
  Amherst-Pelham Regional School District,
  Series 1998,
                                5.500%      05/15/13        1,300         1,369
  Boston,
   Series 1992 A,
                                6.500%      07/01/12(e)     4,340         4,789
  Frontier Regional School District,
   Series 1998,
                                5.500%      06/15/14        1,500         1,578
  Haverhill,
                                5.000%      06/15/17(e)     2,000         1,976
  Holyoke,
   Series 1996 A,
                                6.000%      06/15/07        1,345         1,481
  Lowell,
                                8.400%      01/15/09        1,000         1,120
  Nantucket,
   Series 1991,
                                6.800%      12/01/11        2,675         2,951
  Southern Berkshire Regional
   School District,
                                7.000%      04/15/11          500           560
  Swansea,
   School Project Loan:
                                6.800%      01/15/09          250           276
                                6.800%      01/15/10          125           138
                                6.800%      01/15/11          210           232
  Weymouth,
   Series 1992:
                                6.700%      06/15/09          200           217
                                6.700%      06/15/10          200           217
                                6.700%      06/15/11          155           168
                                6.700%      06/15/12          140           151
  Worcester,
   Series C,
                                5.750%      10/01/13        1,000         1,069
                                                                      ---------
                                                                         18,292
                                                                      ---------

  SPECIAL NON-PROPERTY TAX - 3.9%
  Commonwealth of Puerto Rico
   Highway & Transportation Authority:
   Series W,
                                5.500%      07/01/09          660           715
   Series 1996 Z,
                                6.250%      07/01/05        5,500         6,136
  Martha's Vineyard Land Bank,
   Series 1998,
                                5.125%      05/01/18        1,265         1,264
  State,
   Series A,
                                5.500%      06/01/13        1,000         1,069
                                                                      ---------
                                                                          9,184
                                                                      ---------

  STATE APPROPRIATED - 2.7%
  Commonwealth of Puerto Rico
   Public Buildings Authority,
   Series 1993 M:
                                5.600%      07/01/08        1,500         1,632
                                5.700%      07/01/16        2,000         2,091
  State College Building Authority,
   Series 1994 A,
                                7.500%      05/01/14        1,825         2,341
  University of Massachusetts
   Building Authority,
   Series 1991 A,
                                7.200%      05/01/04          400           452
                                                                      ---------
                                                                          6,516
                                                                      ---------

  STATE GENERAL OBLIGATIONS - 14.9%
  Massachusetts Bay Transportation Authority:
   Series D,
                                5.750%      03/01/13        2,000         2,141
   Series 1988,
                                7.750%      01/15/06          250           293
   Series 1991 A,
                                7.000%      03/01/21        1,500         1,849
   Series 1992 B,
                                6.200%      03/01/16        3,700         4,224
   Series 1994 A:
                                7.000%      03/01/10        5,000         6,048
                                7.000%      03/01/11        4,270         5,176
                                7.000%      03/01/14        1,250         1,534
  State:
   Series A,
                                5.750%      08/01/08        3,000         3,299
   Series B,
                                7.000%      07/01/09        4,385         5,297
   Series 1991 B,
                                6.500%      08/01/11          860           928
   Series 1991 C,
                                6.500%      08/01/11          450           485
   Series 1992 B,
                                6.500%      08/01/08        1,000         1,168
   Series 1996 A,
                                6.000%      11/01/06        1,000         1,109
   Series 1997 B,
                                5.125%      06/01/12        2,000         2,041
                                                                      ---------
                                                                         35,592
                                                                      ---------
--------------------------------------------------------------------------------
 TRANSPORTATION - 2.2%
  AIRPORT - 0.9%
  State Port Authority,
   Series 1998 A,
                                5.500%      07/01/16        2,000         2,085
                                                                      ---------

  TOLL FACILITIES - 1.3%
  State Turnpike Authority:
   Series A,
                                5.125%      01/01/23        1,000           985
   Series C,
                                   (a)      01/01/18        5,825         2,150
                                                                      ---------
                                                                          3,135
                                                                      ---------
--------------------------------------------------------------------------------
 UTILITY - 16.8%
  INVESTOR OWNED - 0.7%
  State Industrial Finance Agency,
   Nantucket Electric Co.,
   Series 1996 A,
                                6.750%      07/01/05        1,400         1,582
                                                                      ---------

  JOINT POWER AUTHORITY - 2.9%
  State Municipal Wholesale
   Electric Co., Series 1994 A:
                                5.000%      07/01/17        5,000         4,904
   IFRN(variable rate)          6.302%      07/01/16        2,000         1,975
                                                                      ---------
                                                                          6,879
                                                                      ---------

  MUNICIPAL ELECTRIC - 0.7%
  Commonwealth of Puerto Rico
   Electric Power Authority,
   Series 1995 Y,
                                7.000%      07/01/07        1,500         1,774
                                                                      ---------

  WATER & SEWER - 12.5%
  Boston Water & Sewer Commission:
   Series 1992 A,
                                5.750%      11/01/13        1,000         1,092
   Series 1993 A,
                                5.250%      11/01/19        4,750         4,848
  State Water Pollution Abatement Trust,
   New Bedford Loan Program,
   Series 1996 A,
                                6.000%      02/01/06        1,000         1,098
  State Water Resources Authority:
   Series 1992 A:
                                6.500%      07/15/09        2,000         2,315
                                6.500%      07/15/19        5,000         5,895
   Series 1993 C:
                                5.250%      12/01/15        1,000         1,037
                                5.250%      12/01/15        2,750         2,832
                                5.250%      12/01/20        5,025         5,005
   Series 1995 B,
                                6.250%      12/01/13        5,000         5,768
                                                                      ---------
                                                                         29,890
                                                                       --------

TOTAL INVESTMENTS  (cost of $212,799)(f)                                231,884
                                                                      ---------

SHORT-TERM OBLIGATIONS - 0.5%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (g)
  Ma State Health & Educational
   Facilities Authority,
   Series 1985 D,
                                2.350%      01/01/35        1,200         1,200
                                                                      ---------

OTHER ASSETS & LIABILITIES, NET - 2.2%                                    5,297
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                   $ 238,381
                                                                      =========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
  (a)  Zero coupon bond.
  (b) This is a restricted security which was acquired on April 2, 1990 at a cost of $485. This security represents 0.2% of the Fund's net assets as of July 31, 1998.
  (c) This issuer is in default of certain debt covenants. Income is not being accrued.
  (d) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
  (e) These securities, or a portion thereof, with a total market value of $12,593, are being used to collateralize open futures contracts.
  (f)  Cost for federal income tax purposes is the same.
  (g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1998.

  Futures contracts open at July 31, 1998:
                            Par value                           Unrealized
                            covered by       Expiration        appreciation
      Type                  contracts           month           at 7/31/98
--------------------------------------------------------------------------------
  Treasury Bond              $ 6,500         September             $ 9


     Acronym                                   Name
  --------------                    --------------------------
      IFRN                          Inverse Floating Rate Note

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JULY 31, 1998 (UNAUDITED)

(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $212,799)                                 $231,884
Short-term obligations                                                  1,200
                                                                     --------
                                                                      233,084
Receivable for:
  Investments sold                                $2,997
  Interest                                         2,954
  Fund shares sold                                   102
  Variation margin on futures                          2
Other                                                 38                6,093
                                                  ------             --------
    Total Assets                                                      239,177

LIABILITIES
Payable for:
  Distributions                                      322
  Fund shares repurchased                            288
Accrued:
   Deferred Trustees fees                              2
Other                                                184
                                                  ------
    Total Liabilities                                                     796
                                                                     --------

NET ASSETS                                                           $238,381
                                                                     ========

Net asset value & redemption price per share -
Class A ($178,793/22,376)                                               $7.99(a)
                                                                     ========
Maximum offering price per share - Class A
($7.99/0.9525)                                                          $8.39(b)
                                                                     ========
Net asset value & offering price per share -
Class B ($59,039/7,389)                                                 $7.99(a)
                                                                     ========
Net asset value & offering price per share -
Class C ($549/69)                                                       $7.99(a)
                                                                     ========

COMPOSITION OF NET ASSETS
Capital paid in                                                      $219,565
Overdistributed net investment income                                    (269)
Accumulated net realized loss                                              (9)
Net unrealized appreciation on:
   Investments                                                         19,085
   Open futures contracts                                                   9
                                                                     --------
                                                                     $238,381
                                                                     ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to inancial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JULY 31, 1998
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                                $ 6,804

EXPENSES
Management fee                                      $   599
Service fee                                             196
Distribution fee - Class B                              222
Distribution fee - Class C                                1
Transfer agent                                          173
Bookkeeping fee                                          47
Trustees fee                                             10
Custodian fee                                             3
Audit fee                                                12
Legal fee                                                16
Registration fee                                          9
Reports to shareholders                                   5
Other                                                     8
                                                    -------
                                                      1,301
Fees waived by the Distributor - Class C                 (a)              1,301
                                                    -------             -------
         Net Investment Income                                            5,503
                                                                        -------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
Investments                                           1,455
Closed futures contracts                                126
                                                    -------
    Net Realized Gain                                                     1,581
Net unrealized depreciation
during the period on:
Investments                                          (3,157)
Open futures contracts                                  (49)
                                                    -------
     Net Unrealized Depreciation                                         (3,206)
                                                                        -------
          Net Loss                                                       (1,625)
                                                                        -------
Increase in Net Assets from Operations                                  $ 3,878
                                                                        =======

(a) Rounds to less than one

See notes to financial statements.

                      STATEMENT OF CHANGES IN NET ASSETS


                                                  (Unaudited)
                                                  Six months        Year ended
(in thousands)                                   ended July 31       January 31
                                                 -------------      -----------
INCREASE (DECREASE) IN NET ASSETS                     1998            1998(a)
Operations:
Net investment income                               $  5,503         $ 11,710
Net realized gain                                      1,581            3,978
Net unrealized appreciation (depreciation)            (3,206)           6,779
                                                    --------         --------
    Net Increase from Operations                       3,878           22,467
Distributions:
From net investment income - Class A                  (4,301)          (9,280)
In excess of net investment income - Class A            (226)             (69)
In excess of realized gains - Class A                 (1,056)          (1,262)
From net investment income - Class B                  (1,193)          (2,595)
In excess of net investment income - Class B             (62)             (19)
In excess of realized gains - Class B                   (348)            (413)
From net investment income - Class C                      (8)              (4)
In excess of net investment income - Class C              (b)              (b)
In excess of realized gains - Class C                     (3)              (2)
                                                    --------         --------
                                                      (3,319)           8,823
                                                    --------         --------
Fund Share Transactions:
Receipts for shares sold - Class A                     7,008           11,290
Value of distributions reinvested - Class A            3,394            5,823
Cost of shares repurchased - Class A                 (11,832)         (25,244)
                                                    --------         --------
                                                      (1,430)          (8,131)
                                                    --------         --------
Receipts for shares sold - Class B                     3,802            5,337
Value of distributions reinvested - Class B            1,062            1,809
Cost of shares repurchased - Class B                  (4,168)          (9,319)
                                                    --------         --------
                                                         696           (2,173)
                                                    --------         --------
Receipts for shares sold - Class C                       343              200
Value of distributions reinvested - Class C                8                4
Cost of shares repurchased - Class C                      (4)             (b)
                                                    --------         --------
                                                         347              204
                                                    --------         --------
    Net Decrease from Fund Share
            Transactions                                (387)         (10,100)
                                                    --------         --------
       Total Decrease                                 (3,706)          (1,277)
NET ASSETS
Beginning of period                                  242,087          243,364
                                                    --------         --------
End of period (net of overdistributed
 net investment income of $269
 and $28, respectively)                             $238,381         $242,087
                                                    ========         ========

(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one. Statement of Changes continued on following page.

See notes to financial statements.

               STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                  (Unaudited)
                                                  Six months        Year ended
                                                 ended July 31       January 31
                                                 -------------      -----------
(in thousands)                                       1998              1998(a)
NUMBER OF FUND SHARES
Sold - Class A                                           874            1,430
Issued for distributions reinvested - Class A            423              733
Repurchased - Class A                                 (1,473)          (3,198)
                                                    --------         --------
                                                        (176)          (1,035)
                                                    --------         --------
Sold - Class B                                           473              674
Issued for distributions reinvested - Class B            132              228
Repurchased - Class B                                   (518)          (1,174)
                                                    --------         --------
                                                          87             (272)
                                                    --------         --------
Sold - Class C                                            43               25
Issued for distributions reinvested - Class C              1                1
Repurchased - Class C                                     (1)              (b)
                                                    --------         --------
                                                          43               26
                                                    --------         --------

(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Massachusetts Tax-Exempt Fund (the
Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Massachusetts state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge and will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro rata portion of the combined average net assets of all of the funds constituting Trust V as follows:

                    Average Net Assets               Annual Fee Rate
                    ------------------               ---------------
                     First $2 billion                      0.50%
                     Over $2 billion                       0.45%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Underwriting discounts, service and distribution fees: Liberty Funds Distributor, Inc., formerly Liberty Financial Investment Inc., (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. For the six months ended July 31, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $15,933 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $56,238, and $40 on Class A, Class B, and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive, until further notice, a portion of the Class C share distribution fee so that it will not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:

                        Valuation of shares          Annual
                    outstanding on the 20th of         Fee
                   each month which were issued        Rate
                   ----------------------------        ----
                    Prior to November 30, 1994        0.10%
                   On or after December 1, 1994       0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

For the six month ended July 31, 1998, the Fund's operating expenses did not exceed the 0.75% expense limit.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended July 31, 1998, purchases and sales of investments, other than short-term obligations were $19,200,480 and $19,294,739, respectively.

Unrealized appreciation (depreciation) at July 31, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

   Gross unrealized appreciation                $ 20,145,762
   Gross unrealized depreciation                  (1,060,918)
                                                ------------
           Net unrealized appreciation          $ 19,084,844
                                                ============

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5.  LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 1998.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                (Unaudited)
                                           Six months ended July 31
                                -------------------------------------------
                                                  1998
                                  Class A        Class B         Class C
                                ------------   ------------    ------------
Net asset value -
   Beginning of period            $  8.100       $  8.100        $  8.100
                                  --------       --------        --------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment
 income                              0.195          0.163           0.176(b)
Net realized and
unrealized gain (loss)              (0.055)        (0.055)         (0.055)
                                  --------       --------        --------
   Total from Investment
      Operations                     0.140          0.108           0.121
                                  --------       --------        --------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net
  investment income                 (0.193)        (0.162)         (0.175)
In excess of
   net investment income            (0.010)        (0.009)         (0.009)
In excess of
   net realized gains               (0.047)        (0.047)         (0.047)
                                  --------       --------        --------
Total Distributions
  Declared to Shareholders          (0.250)        (0.218)         (0.231)
                                  --------       --------        --------
Net asset value -
   End of period                  $  7.990       $  7.990        $  7.990
                                  --------       --------        --------
Total return(c)                      1.75%(d)       1.35%(d)        1.51%(d)(e)
                                  ========       ========        ========

RATIOS TO AVERAGE NET ASSETS
Expenses (f)                         0.90%(g)       1.65%(g)        1.35%(b)(g)
Net investment income (f)            4.78%(g)       4.03%(g)        4.33%(b)(g)
Portfolio turnover                      8%(d)          8%(d)           8%(d)
Net assets at end
of period (000)                   $178,793       $ 59,039        $    549

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) Net of fees waived by the Distributor which amounted to $0.012 per share and 0.30%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized
(e) Had the Distributor not waived a portion of the distribution fee, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized

                    FINANCIAL HIGHLIGHTS - CONT.





                                           Year ended January 31
                                  ---------------------------------------
                                                  1998
                                  Class A        Class B         Class C(a)
                                  --------       --------        --------

                                  $  7.810       $  7.810        $  8.070
                                  --------       --------        --------



                                     0.403          0.344           0.180(b)

                                     0.352          0.352           0.090
                                  --------       --------        --------

                                     0.755          0.696           0.270
                                  --------       --------        --------



                                    (0.406)        (0.347)         (0.180)

                                    (0.003)        (0.003)         (0.004)

                                    (0.056)        (0.056)         (0.056)
                                  --------       --------        --------

                                    (0.465)        (0.406)         (0.240)
                                  --------       --------        --------

                                  $  8.100       $  8.100        $  8.100
                                  --------       --------        --------
                                     9.94%          9.13%           3.40%(d)
                                  --------       --------        --------


                                      0.90%          1.65%           1.37%(b)(g)
                                     5.05%          4.30%            4.47%(b)(g)
                                       14%            14%              14%

                                  $182,721       $ 59,160        $    206

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:



                                           Year ended January 31
                             ----------------------------------------------
                                     1997                      1996
                             Class A      Class B      Class A      Class B
                             -------      -------      -------      -------
Net asset value -
   Beginning of period       $ 8.040      $ 8.040      $ 7.390      $ 7.390
                             -------      -------      -------      -------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment
 income(a)                     0.415        0.357        0.424        0.367
Net realized and
unrealized gain (loss)        (0.234)      (0.234)       0.650        0.650
                             -------      -------      -------      -------
   Total from Investment
      Operations               0.181        0.123        1.074        1.017
                             -------      -------      -------      -------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net
  investment income           (0.411)      (0.353)      (0.424)      (0.367)
                             -------      -------      -------      -------
Net asset value -
   End of period             $ 7.810      $ 7.810      $ 8.040      $ 8.040
                             -------      -------      -------      -------
Total return(b)(c)             2.43%        1.66%       14.90%       14.05%
                             =======      =======      =======      =======

RATIOS TO AVERAGE NET ASSETS
Expenses                       0.90%(d)     1.65%(d)     0.85%(d)     1.60%(d)
Net investment income          5.32%(d)     4.57%(d)     5.49%(d)     4.74%(d)
Fees and expenses waived
   or borne by the
   Adviser                     0.00%(d)     0.00%(d)     0.06%(d)     0.06%(d)
Portfolio turnover               29%          29%          21%          21%
Net assets at end
of period (000)             $184,221      $59,143     $207,759      $60,651
                            $  0.000      $ 0.000     $  0.005      $ 0.005
(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                          FINANCIAL HIGHLIGHTS - CONT.






                                         Year ended January 31
                              -------------------------------------------
                                      1995                   1994
                              Class A     Class B     Class A     Class B
                              -------     -------     -------     -------

                              $ 8.130     $ 8.130     $ 7.700     $ 7.700
                              -------     -------     -------     -------



                                0.444       0.388       0.453       0.395

                               (0.738)     (0.738)      0.439       0.439
                              -------     -------     -------     -------

                               (0.294)     (0.350)      0.892       0.834
                              -------     -------     -------     -------



                               (0.446)     (0.390)     (0.462)     (0.404)
                              -------     -------     -------     -------

                              $ 7.390     $ 7.390     $ 8.130     $ 8.130
                              -------     -------     -------     -------
                               (3.49%)     (4.21%)     11.86%      11.05%
                              =======     =======     =======     =======


                                0.72%       1.47%       0.64%       1.39%
                                5.93%       5.18%       5.68%       4.93%


                                0.12%       0.12%       0.21%       0.21%
                                  58%         58%          7%          7%

                             $193,303     $53,973    $225,636     $51,819


                              $ 0.009     $ 0.009     $ 0.016     $ 0.016

                                 HOW TO REACH US
                               BY PHONE OR BY MAIL

BY TELEPHONE
CUSTOMER CONNECTION - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information .....     press 1

For account information ......................................     press 2

To speak to a service representative .........................     press 3

For yield and total return information .......................     press 4

For duplicate statements or new supply of checks .............     press 5

To order duplicate tax forms and year-end statements .........     press 6
(February through May)

To review your options at any time during your call ..........     press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750
To request literature on any fund distributed by Liberty Funds Distributor, Inc., call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

LIBERTY FUNDS SERVICES, INC.
P.O. BOX 1722
BOSTON, MA 02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Massachusetts Tax-Exempt Fund is:

Liberty Funds Services, Inc.*
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Massachusetts Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Massachusetts Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and the most recent copy of Liberty Funds Distributor's Performance Update.

*Effective October 1, 1998, Colonial Investors Service Center, Inc. -- the
 Transfer Agent for Colonial, Stein Roe Advisor and Newport Funds -- will change its name to Liberty Funds Services, Inc.

--------------------------------------------------------------------------------
                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)


[Logo]  L I B E R T Y
        COLONIAL FUNDS o STEIN ROE ADVISOR FUNDS o NEWPORT FUNDS

        Liberty Funds Distributor, Inc. (R)1998
        One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
        Visit us at www.libertyfunds.com

                                                 MA-03/739F-0798 M (9/98) 98/926
--------------------------------------------------------------------------------